Finance debt (Details 5) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Principal	$ 26,091	$ 23,473
Interest	22,915	20,388
Total	49,006	$ 43,861
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Principal	639
Interest	952
Total	1,591
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Principal	2,005
Interest	1,942
Total	3,947
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Principal	2,335
Interest	1,742
Total	4,077
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Principal	1,944
Interest	1,560
Total	3,504
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	2,159
Interest	1,508
Total	3,667
Later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	17,009
Interest	15,210
Total	$ 32,219